Prepaid Expenses and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 30,349	$ 13,791
Provision	103,451	16,685
Foreign exchange	1,029	(127)
Balance at the end of the year	$ 134,829	$ 30,349	$ 13,791